INITIAL PUBLIC OFFERING (Details) - Learn CW Investment Corporation - $ / shares	Oct. 13, 2021	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2021
Initial Public Offering [Abstract]
Number of securities called by each Unit (in shares)	1
Exercise price of warrant (in dollars per share)		$ 1.60	$ 0.06
Public Warrants [Member]
Initial Public Offering [Abstract]
Number of securities called by each Unit (in shares)	0.2	0.2
Initial Public Offering [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	23,000,000
Share price (in dollars per share)	$ 10.00
Number of securities called by each Unit (in shares)	1
Initial Public Offering [Member] | Public Warrants [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	23,000,000
Share price (in dollars per share)	$ 10.00
Number of securities called by each Unit (in shares)	0.5
Number of shares issued upon exercise of warrant (in shares)	1
Exercise price of warrant (in dollars per share)	$ 11.50			$ 11.50
Initial Public Offering [Member] | Class A Units
Initial Public Offering [Abstract]
Number of securities called by each Unit (in shares)	1
Number of shares issued upon exercise of warrant (in shares)	1
Over-Allotment Option [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	3,000,000
Share price (in dollars per share)	$ 10.00
Over-Allotment Option [Member] | Public Warrants [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	3,000,000